Restatement Of Previously Issued Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Properties being amortized	$ 1,422,664		$ 1,422,664		$ 1,340,650	$ 1,155,894
Accumulated depreciation, depletion, and amortization	(802,542)		(802,542)		(767,674)	(651,608)
Net oil and gas properties	678,203		678,203		654,268	615,907
Total other assets	12,125		12,125		11,468	16,072
Total assets	792,892		792,892		779,454	744,552
Deferred income taxes	139,352		139,352		138,596	112,963
Total other liabilities	422,264		422,264		420,759	345,389
Total liabilities	500,883		500,883		485,905	442,161
Retained earnings	233,047		233,047		235,538	245,694	244,841	220,525
Total shareholders' equity attributable to RAAM	289,789		289,789		292,280	302,436
Total shareholders' equity	292,009		292,009		293,549	302,391	295,201	270,885
Total liabilities and shareholders' equity	792,892		792,892		779,454	744,552
Gas sales	15,806	13,855	32,492	30,236	63,535	87,064	79,331
Oil sales	22,869	29,987	49,791	58,085	119,504	113,722	83,122
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	44,401	59,744	81,809	110,640	203,808	214,436	179,870
Production taxes	1,820	2,340	3,910	4,765	9,314	10,259	5,732
Depreciation, depletion and amortization	17,855	43,659	36,181	62,727	118,041	71,763	67,312
Total operating expense	33,384	60,884	67,117	97,355	186,436	152,939	131,814
Income from operations	11,017	(1,140)	14,692	13,285	17,372	61,497	48,056
Interest expense, net	(7,800)	(2,669)	(14,549)	(8,776)	(21,237)	(16,954)	(8,781)
Income (loss) from equity investment						(2,044)	(5,156)
Total other income (expenses)	(7,825)	(2,644)	(14,696)	(8,559)	(21,760)	(18,814)	(14,966)
Income (loss) before taxes	3,192	(3,784)	(4)	4,726	(4,388)	42,683	33,090
Income tax provision (benefit)	1,251	(1,924)	(26)	1,427	(1,796)	17,295	5,794
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
Depreciation, depletion and amortization			37,101	63,641	119,868	73,957	68,909
Deferred income taxes			(76)	(560)	21,652	14,274	(17,504)
Change in derivatives, net			962	8,086	10,076	(4,815)	23,670
Net cash provided by operating activities			45,131	60,240	128,278	172,928	114,209
Additions to oil and gas properties and equipment			(77,181)	(120,102)	(180,500)	(227,623)	(86,936)
Net cash used in investing activities			(59,946)	(119,284)	(155,007)	(246,034)	(87,838)
Gas Sales [Member]
Realized and unrealized gains (losses) on derivatives, net					23,100	13,900	40,700
Oil Sales [Member]
Realized and unrealized gains (losses) on derivatives, net					(2,600)	(5,100)	400
Scenario, Previously Reported [Member]
Properties being amortized					1,388,858	1,203,272
Accumulated depreciation, depletion, and amortization					(796,014)	(720,062)
Net oil and gas properties					674,136	594,831
Total assets					799,322	723,476
Deferred income taxes					146,021	105,095
Total other liabilities					428,184	337,521
Total liabilities					493,330	434,293
Retained earnings					241,292	224,558	223,570	187,317
Accumulated other comprehensive income, net of taxes					6,689	7,928	5,977	20,822
Total shareholders' equity attributable to RAAM					304,723	289,228
Total shareholders' equity					305,992	289,183	282,374	258,499
Total liabilities and shareholders' equity					799,322	723,476
Gas sales					83,431	97,456	117,176
Oil sales					110,747	101,906	80,632
Total revenues					194,178	199,362	197,808
Depreciation, depletion and amortization					77,928	67,597	71,954
Derivative income					(2,296)	(1,700)	(555)
Total operating expense					134,713	136,814	130,169
Income from operations					59,465	62,548	67,639
Interest expense, net					(20,407)	(17,784)
Total other income (expenses)					(20,930)	(19,644)
Income (loss) before taxes					38,535	42,904	52,673
Income tax provision (benefit)					14,237	17,381	13,440
Net income (loss) including noncontrolling interest					24,298	25,523	39,233
Net income (loss) attributable to RAAM Global					22,984	23,999	37,551
Depreciation, depletion and amortization					79,756	69,790	73,550
Deferred income taxes					36,945	15,525	(19,237)
Change in derivatives, net					8,836	(2,864)	8,825
Net cash provided by operating activities					129,109	172,098
Additions to oil and gas properties and equipment					(181,331)	(226,793)
Net cash used in investing activities					(155,838)	(245,204)
Restatement Adjustment [Member]
Properties being amortized					(48,208)	(47,378)
Accumulated depreciation, depletion, and amortization					28,340	68,454
Net oil and gas properties					(19,868)	21,076
Total assets					(19,868)	21,076
Deferred income taxes					(7,425)	7,868
Total other liabilities					(7,425)	7,868
Total liabilities					(7,425)	7,868
Retained earnings					(5,754)	21,136	21,271	33,208
Accumulated other comprehensive income, net of taxes					(6,689)	(7,928)	(5,977)	(20,822)
Total shareholders' equity attributable to RAAM					(12,443)	13,208
Total shareholders' equity					(12,443)	13,208	12,827	12,386
Total liabilities and shareholders' equity					(19,868)	21,076
Gas sales					(19,896)	(10,392)	(37,845)
Oil sales					8,757	11,816	2,490
Realized and unrealized gains (losses) on derivatives, net					20,769	13,650	17,417
Total revenues					9,630	15,074	(17,938)
Production taxes					9,314	10,259	5,732
Depreciation, depletion and amortization					40,113	4,166	(4,642)
Derivative income					2,296	1,700	555
Total operating expense					51,723	16,125	1,645
Income from operations					(42,093)	(1,051)	(19,583)
Interest expense, net					(830)	830
Total other income (expenses)					(830)	830
Income (loss) before taxes					(42,923)	(221)	(19,583)
Income tax provision (benefit)					(16,033)	(86)	(7,646)
Net income (loss) including noncontrolling interest					(26,890)	(135)	(11,937)
Net income (loss) attributable to RAAM Global					(26,890)	(135)	(11,937)
Depreciation, depletion and amortization					40,112	4,167	(4,641)
Deferred income taxes					(15,293)	(1,251)	1,733
Change in derivatives, net					1,240	(1,951)	14,845
Net cash provided by operating activities					(831)	830
Additions to oil and gas properties and equipment					831	(830)
Net cash used in investing activities					831	(830)
RAAM Global Energy Company [Member]
Net oil and gas properties	989		989		364
Total other assets	555,041		555,041		505,011	513,667
Total assets	560,278		560,278		509,133	518,185
Deferred income taxes	5,198		5,198		5,198	5,198
Total other liabilities	259,239		259,239		208,092	208,370
Total liabilities	268,269		268,269		215,584	215,794
Total shareholders' equity attributable to RAAM	289,789		289,789		292,280	302,436
Total shareholders' equity	292,009		292,009		293,549	302,391
Total liabilities and shareholders' equity	560,278		560,278		509,133	518,185
Gas sales						713	1,193
Oil sales						1,034	1,070
Total revenues						1,747	2,263
Production taxes						154	195
Depreciation, depletion and amortization	189	81	361	162	304	318	11,251
Total operating expense	2,341	1,227	4,293	2,749	5,410	13,159	16,729
Income from operations	(2,341)	(1,227)	(4,293)	(2,749)	(5,410)	(11,412)	(14,466)
Interest expense, net	(7,719)	(2,512)	(14,039)	(8,590)	(19,304)	(17,143)	(5,786)
Income (loss) from equity investment	11,785	4,219	18,543	16,436	246	(2,044)	(5,156)
Total other income (expenses)	4,074	1,709	4,354	8,033	(18,682)	37,226	58,168
Income (loss) before taxes	1,733	482	61	5,284	(24,092)	25,814	43,702
Income tax provision (benefit)	(208)	2,342	39	1,985	(21,500)	426	16,406
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
Net cash provided by operating activities			2,599	5,565	134	36,803	45,373
Change in investments between affiliates			(49,164)	3,291	6,862	(104,659)	(138,621)
Additions to oil and gas properties and equipment			(1,751)	(27)	(443)	(95)	(76)
Net cash used in investing activities			(50,915)	3,264	6,419	(125,754)	(138,697)
RAAM Global Energy Company [Member] | Investment In Subsidiaries [Member]
Income (loss) from equity investment						56,228	68,930
RAAM Global Energy Company [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						56,228	68,930
RAAM Global Energy Company [Member] | Scenario, Previously Reported [Member]
Total other assets					122,714	124,625
Total assets					126,837	129,144
Total shareholders' equity attributable to RAAM					(88,747)	(86,650)
Total shareholders' equity					(88,747)	(86,650)
Total liabilities and shareholders' equity					126,837	129,144
Gas sales						688	1,132
Oil sales						905	936
Total revenues						1,593	2,068
Total operating expense						13,005	16,533
Total other income (expenses)					(18,927)	(19,001)	(10,762)
Income (loss) before taxes					(24,337)	(30,413)	(25,227)
Net income (loss) including noncontrolling interest					(2,838)	(30,839)	(41,634)
Net income (loss) attributable to RAAM Global					(2,838)	(30,839)	(41,634)
Net cash provided by operating activities					(112)	(19,424)	(23,557)
Change in investments between affiliates					7,108	(48,431)	(69,691)
Net cash used in investing activities					6,665	(69,526)	(69,767)
RAAM Global Energy Company [Member] | Restatement Adjustment [Member]
Total other assets					382,297	389,042
Total assets					382,296	389,041
Total shareholders' equity attributable to RAAM					381,027	389,086
Total shareholders' equity					382,296	389,041
Total liabilities and shareholders' equity					382,296	389,041
Gas sales						25	61
Oil sales						129	134
Total revenues						154	195
Production taxes						154	195
Total operating expense						154	196
Income (loss) from equity investment					246
Total other income (expenses)					245	56,227	68,930
Income (loss) before taxes					245	56,227	68,929
Net income (loss) including noncontrolling interest					246	56,227	68,930
Net income (loss) attributable to RAAM Global					(1,068)	54,703	67,248
Net cash provided by operating activities					246	56,227	68,930
Change in investments between affiliates					(246)	(56,228)	(68,930)
Net cash used in investing activities					(246)	(56,228)	(68,930)
RAAM Global Energy Company [Member] | Restatement Adjustment [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						56,228	68,930
Subsidiary Guarantors [Member]
Net oil and gas properties	664,284		664,284		640,675	604,822
Total other assets	2,560		2,560		2,230	4,923
Total assets	775,780		775,780		765,358	728,966
Deferred income taxes	133,198		133,198		133,002	107,761
Total other liabilities	161,887		161,887		212,107	136,892
Total liabilities	232,524		232,524		270,854	226,403
Total shareholders' equity attributable to RAAM	543,256		543,256		494,504	502,563
Total shareholders' equity	543,256		543,256		494,504	502,563
Total liabilities and shareholders' equity	775,780		775,780		765,358	728,966
Gas sales	15,033	13,465	30,947	29,537	61,619	82,446	75,527
Oil sales	22,012	29,307	47,950	56,961	116,591	108,667	79,763
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	42,771	58,674	78,423	108,817	198,979	204,763	172,707
Production taxes	1,755	2,283	3,776	4,676	9,100	9,696	5,451
Depreciation, depletion and amortization	16,912	42,836	34,330	61,347	115,278	70,481	53,860
Total operating expense	30,103	58,731	60,961	93,105	177,905	137,756	112,425
Income from operations	12,668	(57)	17,462	15,712	21,074	67,007	60,282
Interest expense, net	(81)	(157)	(510)	(186)	(1,933)	189	(2,995)
Total other income (expenses)	(114)	(134)	(507)	(156)	(2,832)	188	(4,204)
Income (loss) before taxes	12,554	(191)	16,955	15,556	18,242	67,195	56,078
Income tax provision (benefit)	1,200	(4,324)	(637)	(677)	19,310	16,243	(11,170)
Net income (loss) including noncontrolling interest	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Net income (loss) attributable to RAAM Global	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Net cash provided by operating activities			58,044	69,405	124,183	185,415	132,371
Change in investments between affiliates			32,499	(19,727)	(7,108)	46,245	69,691
Additions to oil and gas properties and equipment			(74,273)	(118,367)	(175,608)	(218,389)	(81,477)
Net cash used in investing activities			(24,539)	(137,276)	(157,460)	(169,555)	(12,688)
Subsidiary Guarantors [Member] | Scenario, Previously Reported [Member]
Net oil and gas properties					660,543	583,746
Total assets					785,227	707,890
Deferred income taxes					140,428	99,893
Total other liabilities					219,533	129,024
Total liabilities					278,280	218,535
Total shareholders' equity attributable to RAAM					506,947	489,355
Total shareholders' equity					506,947	489,355
Total liabilities and shareholders' equity					785,227	707,890
Gas sales					81,599	93,066	113,487
Oil sales					107,964	97,186	77,439
Total revenues					189,563	190,252	190,926
Depreciation, depletion and amortization					75,164	66,315	58,502
Derivative income					(2,296)	(1,700)	(555)
Total operating expense					126,395	122,194	111,061
Income from operations					63,168	68,058	79,865
Interest expense, net					(1,104)	(641)
Total other income (expenses)					(2,003)	(643)
Income (loss) before taxes					61,165	67,415	75,661
Income tax provision (benefit)					35,343	16,329	(3,524)
Net income (loss) including noncontrolling interest					25,822	51,086	79,185
Net income (loss) attributable to RAAM Global					25,822	51,086	79,185
Net cash provided by operating activities					125,013	184,585
Additions to oil and gas properties and equipment					(176,438)	(217,559)
Net cash used in investing activities					(158,290)	(168,725)
Subsidiary Guarantors [Member] | Restatement Adjustment [Member]
Net oil and gas properties					(19,868)	21,076
Total assets					(19,869)	21,076
Deferred income taxes					(7,426)	7,868
Total other liabilities					(7,426)	7,868
Total liabilities					(7,426)	7,868
Total shareholders' equity attributable to RAAM					(12,443)	13,208
Total shareholders' equity					(12,443)	13,208
Total liabilities and shareholders' equity					(19,869)	21,076
Gas sales					(19,980)	(10,620)	(37,960)
Oil sales					8,627	11,481	2,324
Realized and unrealized gains (losses) on derivatives, net					20,769	13,650	17,417
Total revenues					9,416	14,511	(18,219)
Production taxes					9,100	9,696	5,451
Depreciation, depletion and amortization					40,114	4,166	(4,642)
Derivative income					2,296	1,700	555
Total operating expense					51,510	15,562	1,364
Income from operations					(42,094)	(1,051)	(19,583)
Interest expense, net					(829)	830
Total other income (expenses)					(829)	831
Income (loss) before taxes					(42,923)	(220)	(19,583)
Income tax provision (benefit)					(16,033)	(86)	(7,646)
Net income (loss) including noncontrolling interest					(26,890)	(134)	(11,937)
Net income (loss) attributable to RAAM Global					(26,890)	(134)	(11,937)
Net cash provided by operating activities					(830)	830
Additions to oil and gas properties and equipment					830	(830)
Net cash used in investing activities					830	(830)
Non-Guarantor Subsidiary [Member]
Gas sales						2,145
Oil sales						2,242
Total revenues						4,387
Production taxes						264
Depreciation, depletion and amortization						4
Total operating expense						632
Income from operations						3,755
Income (loss) before taxes						3,755
Income tax provision (benefit)						3
Net income (loss) including noncontrolling interest						3,752
Net income (loss) attributable to RAAM Global						3,752
Net cash provided by operating activities						3,694
Change in investments between affiliates						(3,436)
Additions to oil and gas properties and equipment						(258)
Net cash used in investing activities						(3,694)
Non-Guarantor Subsidiary [Member] | Scenario, Previously Reported [Member]
Gas sales						2,021
Oil sales						2,102
Total revenues						4,123
Total operating expense						368
Non-Guarantor Subsidiary [Member] | Restatement Adjustment [Member]
Gas sales						124
Oil sales						140
Total revenues						264
Production taxes						264
Total operating expense						264
Non-Guarantor VIEs [Member]
Net oil and gas properties	12,930		12,930		13,229	11,085
Total assets	13,996		13,996		14,334	11,262
Deferred income taxes	956		956		396	4
Total other liabilities	1,138		1,138		560	127
Total liabilities	11,776		11,776		13,065	11,307
Total shareholders' equity attributable to RAAM	2,220		2,220		1,269	(45)
Total shareholders' equity	2,220		2,220		1,269	(45)
Total liabilities and shareholders' equity	13,996		13,996		14,334	11,262
Gas sales	773	390	1,545	699	1,916	1,760	2,611
Oil sales	857	680	1,841	1,124	2,913	1,779	2,289
Total revenues	1,630	1,070	3,386	1,823	4,829	3,539	4,900
Production taxes	65	57	134	89	214	145	86
Depreciation, depletion and amortization	754	742	1,490	1,218	2,459	960	2,201
Total operating expense	940	926	1,863	1,501	3,121	1,392	2,660
Income from operations	690	144	1,523	322	1,708	2,147	2,240
Income (loss) before taxes	690	144	1,523	322	1,708	2,147	2,240
Income tax provision (benefit)	259	58	572	119	394	623	558
Net income (loss) including noncontrolling interest	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	431	86	951	203	1,314	1,524	1,682
Net cash provided by operating activities			3,031	1,706	4,207	3,244	5,395
Change in investments between affiliates			(1,878)			5,622
Additions to oil and gas properties and equipment			(1,157)	(1,708)	(4,449)	(8,881)	(5,383)
Net cash used in investing activities			(3,035)	(1,708)	(4,212)	(3,259)	(5,383)
Non-Guarantor VIEs [Member] | Scenario, Previously Reported [Member]
Gas sales					1,832	1,681	2,557
Oil sales					2,783	1,713	2,257
Total revenues					4,615	3,394	4,814
Depreciation, depletion and amortization					2,460
Total operating expense					2,908	1,247	2,575
Non-Guarantor VIEs [Member] | Restatement Adjustment [Member]
Gas sales					84	79	54
Oil sales					130	66	32
Total revenues					214	145	86
Production taxes					214	145	86
Depreciation, depletion and amortization					(1)
Total operating expense					213	145	85
Eliminations [Member]
Total other assets	(545,476)		(545,476)		(495,773)	(502,518)
Total assets	(557,162)		(557,162)		(509,371)	(513,861)
Total liabilities	(11,686)		(11,686)		(13,598)	(11,343)
Total shareholders' equity attributable to RAAM	(545,476)		(545,476)		(495,773)	(502,518)
Total shareholders' equity	(545,476)		(545,476)		(495,773)	(502,518)
Total liabilities and shareholders' equity	(557,162)		(557,162)		(509,371)	(513,861)
Income (loss) from equity investment	(11,785)	(4,219)	(18,543)	(16,436)	(246)
Total other income (expenses)	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Income (loss) before taxes	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) including noncontrolling interest	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) attributable to RAAM Global	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net cash provided by operating activities			(18,543)	(16,436)	(246)	(56,228)	(68,930)
Change in investments between affiliates			18,543	16,436	246	56,228	68,930
Net cash used in investing activities			18,543	16,436	246	56,228	68,930
Eliminations [Member] | Investment In Subsidiaries [Member]
Income (loss) from equity investment						(56,228)	(68,930)
Eliminations [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						(56,228)	(68,930)
Eliminations [Member] | Scenario, Previously Reported [Member]
Total other assets					(113,477)	(113,477)
Total assets					(127,075)	(124,820)
Total shareholders' equity attributable to RAAM					(113,477)	(113,477)
Total shareholders' equity					(113,477)	(113,477)
Total liabilities and shareholders' equity					(127,075)	(124,820)
Eliminations [Member] | Restatement Adjustment [Member]
Total other assets					(382,296)	(389,041)
Total assets					(382,296)	(389,041)
Total shareholders' equity attributable to RAAM					(382,296)	(389,041)
Total shareholders' equity					(382,296)	(389,041)
Total liabilities and shareholders' equity					(382,296)	(389,041)
Income (loss) from equity investment					(246)
Total other income (expenses)					(246)	(56,228)	(68,930)
Income (loss) before taxes					(246)	(56,228)	(68,930)
Net income (loss) including noncontrolling interest					(246)	(56,228)	(68,930)
Net income (loss) attributable to RAAM Global					(246)	(56,228)	(68,930)
Net cash provided by operating activities					(246)	(56,228)	(68,930)
Change in investments between affiliates					246	56,228	68,930
Net cash used in investing activities					246	56,228	68,930
Eliminations [Member] | Restatement Adjustment [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						$ (56,228)	$ (68,930)